Operating Expenses - Additional Information (Details) - Selling and Distribution Expenses - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Selling and marketing expenses	€ 58.9	€ 50.3	€ 131.2	€ 110.6
Logistics expenses	€ 44.1	€ 48.7	€ 110.2	€ 114.0